Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2022	Mar. 31, 2022
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 235,080	¥ 217,457
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(55,161)	(16,117)
Available-for-sale debt Securities, 12 months or more Fair value	505,054	521,633
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(138,884)	(61,452)
Available-for-sale debt Securities, Total Fair value	740,134	739,090
Available-for-sale debt Securities, Total Gross unrealized losses	(194,045)	(77,569)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	235,080	217,457
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(55,161)	(16,117)
Available-for-sale debt Securities, 12 months or more Fair value	505,054	521,633
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(138,884)	(61,452)
Available-for-sale debt Securities, Total Fair value	740,134	739,090
Available-for-sale debt Securities, Total Gross unrealized losses	(194,045)	(77,569)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	255,170	190,081
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(17,989)	(6,509)
Available-for-sale debt Securities, 12 months or more Fair value	60,292	46,391
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(8,311)	(3,818)
Available-for-sale debt Securities, Total Fair value	315,462	236,472
Available-for-sale debt Securities, Total Gross unrealized losses	(26,300)	(10,327)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	255,170	190,081
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(17,989)	(6,509)
Available-for-sale debt Securities, 12 months or more Fair value	56,680	43,338
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(8,155)	(3,686)
Available-for-sale debt Securities, Total Fair value	311,850	233,419
Available-for-sale debt Securities, Total Gross unrealized losses	(26,144)	(10,195)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	407,682	373,506
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(45,126)	(19,340)
Available-for-sale debt Securities, 12 months or more Fair value	195,657	156,687
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(40,822)	(14,292)
Available-for-sale debt Securities, Total Fair value	603,339	530,193
Available-for-sale debt Securities, Total Gross unrealized losses	(85,948)	(33,632)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	407,682	373,506
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(45,126)	(19,340)
Available-for-sale debt Securities, 12 months or more Fair value	195,657	156,687
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(40,822)	(14,292)
Available-for-sale debt Securities, Total Fair value	603,339	530,193
Available-for-sale debt Securities, Total Gross unrealized losses	(85,948)	(33,632)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	28,609	6,458
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,326)	(98)
Available-for-sale debt Securities, 12 months or more Fair value	13,206	17,542
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(867)	(631)
Available-for-sale debt Securities, Total Fair value	41,815	24,000
Available-for-sale debt Securities, Total Gross unrealized losses	(2,193)	(729)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	28,609	6,458
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,326)	(98)
Available-for-sale debt Securities, 12 months or more Fair value	13,206	17,542
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(867)	(631)
Available-for-sale debt Securities, Total Fair value	41,815	24,000
Available-for-sale debt Securities, Total Gross unrealized losses	(2,193)	(729)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	106,329	66,543
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,921)	(995)
Available-for-sale debt Securities, 12 months or more Fair value	41,913	37,432
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,544)	(1,524)
Available-for-sale debt Securities, Total Fair value	148,242	103,975
Available-for-sale debt Securities, Total Gross unrealized losses	(12,465)	(2,519)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	106,270	66,489
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,905)	(974)
Available-for-sale debt Securities, 12 months or more Fair value	41,913	37,432
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,544)	(1,524)
Available-for-sale debt Securities, Total Fair value	148,183	103,921
Available-for-sale debt Securities, Total Gross unrealized losses	(12,449)	(2,498)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	1,032,870	854,045
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(125,523)	(43,059)
Available-for-sale debt Securities, 12 months or more Fair value	816,122	779,685
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(195,428)	(81,717)
Available-for-sale debt Securities, Total Fair value	1,848,992	1,633,730
Available-for-sale debt Securities, Total Gross unrealized losses	(320,951)	(124,776)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	1,032,811	853,991
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(125,507)	(43,038)
Available-for-sale debt Securities, 12 months or more Fair value	812,510	776,632
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(195,272)	(81,585)
Available-for-sale debt Securities, Total Fair value	1,845,321	1,630,623
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (320,779)	¥ (124,623)